Income Taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Gain (loss) on changes in the fair value of equity investments at FVTOCI	$ 8.4	$ (42.3)
Currency translation adjustment	34.8	(92.0)
Other comprehensive income (loss)	43.2	(134.3)
Gain (loss) on changes in the fair value of equity investments at FVTOCI	(1.1)	5.6
Other comprehensive income (loss)	(1.1)	5.6
Income tax recovery (expense) in other comprehensive income (loss)	(1.1)	5.6
Gain (loss) on changes in the fair value of equity investments at FVTOCI	7.3	(36.7)
Currency translation adjustment	34.8	(92.0)
Other comprehensive income (loss), net of taxes	$ 42.1	$ (128.7)